Supplement to the
Fidelity® U.S. Bond Index Fund (formerly Spartan® U.S. Bond Index Fund)
Institutional Class and Institutional Premium Class (formerly Fidelity Advantage® Institutional Class)
October 29, 2016
Summary Prospectus

Effective on August 1, 2017, the following information replaces similar information found in the “Fund Summary” section under the heading “Fee Table.”

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Institutional Class	Institutional Premium Class
Management fee(a)	0.025%	0.025%
Distribution and/or Service (12b-1) fees	None	None
Other expenses(a)	0.010%	0.000%
Total annual operating expenses(a)	0.035%	0.025%

(a)  Adjusted to reflect current fees.

	Institutional Class	Institutional Premium Class
1 year	$4	$3
3 years	$11	$8
5 years	$20	$14
10 years	$45	$32

UII-UDV-SUM-17-01 1.9870401.109	July 31, 2017

Supplement to the
Fidelity® U.S. Bond Index Fund (formerly Spartan® U.S. Bond Index Fund)
Investor Class and Premium Class (formerly Fidelity Advantage® Class)
October 29, 2016
Summary Prospectus

Effective August 1, 2017, the following information replaces similar information found in the “Fund Summary” section under the heading “Fee Table.”

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Premium Class
Management fee(a)	0.025%	0.025%
Distribution and/or Service (12b-1) fees	None	None
Other expenses(a)	0.115%	0.020%
Total annual operating expenses(a)	0.140%	0.045%

(a)  Adjusted to reflect current fees.

	Investor Class	Premium Class
1 year	$14	$5
3 years	$45	$15
5 years	$79	$25
10 years	$179	$58

UBI-SUM-17-01 1.9870372.102	July 31, 2017